SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2021
SEGMENT INFORMATION [Abstract]
SEGMENT INFORMATION
NOTE 16:-	SEGMENT INFORMATION

Geographic information:

The following table represents total revenue by geographic area based on the Advertisers’ billing address:

	Year ended December 31,
	2021	2020	2019
Israel	$190,615	$176,014	$163,632
United Kingdom	69,858	50,996	41,339
United States	535,349	511,982	547,722
Germany	147,808	103,154	82,945
France	56,614	50,646	36,456
Rest of the World	378,214	296,101	221,736

Total	$1,378,458	$1,188,893	$1,093,830

The following table represents the Company’s long-lived assets, net by geographic area:

	Year ended December 31,
	2021	2020
Israel	$69,447	$62,172
United States	41,549	37,208
United Kingdom	11,706	13,531
Rest of the World	5,662	8,041

Total	$128,364	$120,952

(*)	Long-lived assets are comprised of property and equipment, net and operating lease right-of-use assets, net.